Consolidated Statements of Stockholders' Equity (USD $)	Total	Series A Preferred Stock [Member]	Series B Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings (Deficit) [Member]
Balance at Dec. 31, 2011	$ 939,457		$ 2,000	$ 82,225	$ 9,438,107	$ (8,582,875)
Balance, shares at Dec. 31, 2011			2,000,000	82,224,504
Imputed interest on related party Notes	37,830				37,830
Shares issued for note conversion	10,000			190	9,810
Shares issued for note conversion, shares				190,476
Net income (loss)	(238,969)					(238,969)
Balance at Dec. 31, 2012	748,318		2,000	82,415	9,485,747	(8,821,844)
Balance, shares at Dec. 31, 2012			2,000,000	82,414,980
Imputed interest on related party Notes	37,308				37,308
Shares cancelled				(2,000)	2,000
Shares cancelled, shares				(2,000,000)
Net income (loss)	3,225,214					3,225,214
Balance at Dec. 31, 2013	$ 4,010,840		$ 2,000	$ 80,415	$ 9,525,055	$ (5,596,630)
Balance, shares at Dec. 31, 2013			2,000,000	80,414,980